Cover	Oct. 12, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Unless the context otherwise requires, “we,” “us,” “our,” “Appgate” and the “Company” refer to Appgate, Inc., a Delaware corporation (f/k/a Newtown Lane Marketing, Incorporated), and its consolidated subsidiaries following the Closing (as defined below). Unless the context otherwise requires, references to “Newtown Lane” refer to Newtown Lane Marketing, Incorporated prior to the Closing. The Original Report (as defined below) was filed by the Company in connection with the completion of the transactions contemplated by that certain agreement and plan of reorganization, dated February 8, 2021 (the “Merger Agreement”), entered into by and among Newtown Lane, Newtown Merger Sub. Corp., a Delaware corporation and wholly owned subsidiary of Newtown Lane (“Merger Sub”), and Cyxtera Cybersecurity, Inc. (d/b/a AppGate), a Delaware corporation (“Legacy Appgate”). Pursuant to the Merger Agreement, Merger Sub was merged with and into Legacy Appgate (the “Merger”), with Legacy Appgate surviving the Merger and becoming a wholly-owned subsidiary of the Company. The Merger was consummated on October 12, 2021 (the “Closing” and such date the “Closing Date”). This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed with the Securities and Exchange Commission (“SEC”) on October 15, 2021 (the “Original Report”). The Company is filing this Amendment to the Original Report to (a) include the unaudited condensed consolidated financial statements of Legacy Appgate as of September 30, 2021 and December 31, 2020 and for the three and nine months ended September 30, 2021 and 2020 as Exhibit 99.3, (b) include the Management’s Discussion and Analysis of Financial Condition and Results of Operations of the Company for the three and nine months ended September 30, 2021 and 2020 and the years ended December 31, 2020 and 2019 as Exhibit 99.4, (c) include the unaudited pro forma condensed combined financial information of the Company as of September 30, 2021 and for the nine months ended September 30, 2021 and year ended December 31, 2020 as Exhibit 99.5, and (d) amend the description of beneficial ownership under “Security Ownership of Certain Beneficial Owners and Management” in the Form 10 information. Accordingly, the Original Report is hereby amended solely to (i) update the financial information under “Financial Information” of the Form 10 Information, (ii) update the beneficial ownership table under “Security Ownership of Certain Beneficial Owners and Management and (iii) amend and restate Item 9.01. The Original Report otherwise remains unchanged. Capitalized terms used herein but not defined shall have the meaning ascribed to them in the Original Report.
Document Period End Date	Oct. 12, 2021
Entity File Number	000-52776
Entity Registrant Name	Appgate, Inc.
Entity Central Index Key	0001353538
Entity Tax Identification Number	20-3547231
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2333 Ponce De Leon Blvd
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	866
Local Phone Number	524-4782
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Newtown Lane Marketing, Incorporated